Leases - Supplemental Cash Flow Information for Leases (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Operating cash flows relating to operating leases	¥ 7,553
Lease liabilities arising from obtaining right-of-use assets	¥ 17,427